Valuation and Qualifying Accounts and Reserves (Schedule II) (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2018		May 31, 2017	May 31, 2016
Allowance for Doubtful Accounts, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 44,138		$ 24,600	$ 24,526
Additions Charged to Selling, General and Administrative		4,487		13,747	8,692
(Deductions) Additions	[1]	(2,281)		5,791	(8,618)
Balance at End of Period		46,344		44,138	24,600
Accrued Product Liability Reserves, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		14,932		25,100	11,916
Additions Charged to Selling, General and Administrative		6,169		5,262	13,848
(Deductions) Additions	[2]	(8,201)		(15,430)	(664)
Balance at End of Period		12,900		14,932	25,100
Accrued Loss Reserves, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		1,102		1,053	1,383
Additions Charged to Selling, General and Administrative		413		636	230
Acquisitions (Disposals) of Businesses and Reclassifications	[3]			(322)
(Deductions) Additions	[2]	(371)		(265)	(560)
Balance at End of Period		1,144		1,102	1,053
Accrued Product Liability, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		28,222		29,045	29,768
Additions Charged to Selling, General and Administrative		16,581		15,005	9,637
Acquisitions (Disposals) of Businesses and Reclassifications				281
(Deductions) Additions	[2]	(14,901)		(16,109)	(10,360)
Balance at End of Period		29,902		28,222	29,045
Environmental Reserves, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		1,747		1,676	3,498
Additions Charged to Selling, General and Administrative		5,350	[4]	404	730
Acquisitions (Disposals) of Businesses and Reclassifications	[3]			328
(Deductions) Additions		(3,526)		(661)	(2,552)
Balance at End of Period		$ 3,571		$ 1,747	$ 1,676

[1]	Uncollectible accounts written off, net of recoveries
[2]	Primarily claims paid during the year, net of insurance contributions
[3]	Primarily transfers between current and noncurrent
[4]	Approximately $1.7 million of the additions are reflected in the line item entitled, “Restructuring Expense,” in our Consolidated Statements of Income.